The UBS Funds

Prospectus Supplement | November 13, 2025

Includes:

•  UBS US Dividend Ruler Fund

•  UBS US Quality Growth At Reasonable Price Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectuses relating to the above-listed series of The UBS Funds, dated October 28, 2025, as follows:

Christopher Shea no longer serves as a portfolio manager for the UBS US Dividend Ruler Fund or the UBS US Quality Growth At Reasonable Price Fund (collectively, the "Funds"). The remaining portfolio managers of the Funds, Jeremy Zirin, Edmund Tran, Jeffrey Hans, and Adam Scheiner, will assume Mr. Shea's portfolio management responsibilities for the Funds.

Therefore, effective immediately, all references to Christopher Shea are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1288

The UBS Funds

Supplement to the Statement of Additional Information | November 13, 2025

Includes:

•  UBS US Dividend Ruler Fund

•  UBS US Quality Growth At Reasonable Price Fund

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information relating to the above-listed series of The UBS Funds, dated October 28, 2025, as follows:

Christopher Shea no longer serves as a portfolio manager for the UBS US Dividend Ruler Fund or the UBS US Quality Growth At Reasonable Price Fund (collectively, the "Funds"). The remaining portfolio managers of the Funds, Jeremy Zirin, Edmund Tran, Jeffrey Hans, and Adam Scheiner, will assume Mr. Shea's portfolio management responsibilities for the Funds.

Therefore, effective immediately, all references to Christopher Shea are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1289